Revenues, Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract Revenue [Abstract]
Total contract revenue	SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006	SFr 7,194	SFr 20,255	SFr 23,214
Genentech [Member]
Contract Revenue [Abstract]
Total contract revenue									0	SFr 14,000	SFr 14,001
Percentage of contract revenues										69.00%	60.00%
Janssen [Member]
Contract Revenue [Abstract]
Total contract revenue									SFr 2,157	SFr 1,239	SFr 6,628
Percentage of contract revenues									30.00%		29.00%
Life Molecular Imaging [Member]
Contract Revenue [Abstract]
Total contract revenue									SFr 0	1,080	SFr 7
Biogen [Member]
Contract Revenue [Abstract]
Total contract revenue									SFr 4,024	SFr 3,930	2,100
Percentage of contract revenues									56.00%	19.00%
Other [Member]
Contract Revenue [Abstract]
Total contract revenue									SFr 1,013	SFr 6	SFr 478